COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$357
2014	456
2015	272
2016	214
2017	220
2018	37

$1,556